Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 26, 2013
Document Effective Date	Mar. 27, 2013
Prospectus Date	Mar. 27, 2013
McKinley Diversified Income Fund | McKinley Diversified Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	MCDNX
McKinley Diversified Income Fund | McKinley Diversified Income Fund | Investor Shares
Risk/Return:
Trading Symbol	MCDRX